S000010793 [Member] Expense Example - Columbia Small Cap Value Fund II	Feb. 28, 2025 USD ($)
Columbia Small Cap Value Fund II Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,085
Columbia Small Cap Value Fund II Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,338
Columbia Small Cap Value Fund II Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,898
Columbia Small Cap Value Fund II Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	967
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	2,104
Columbia Small Cap Value Fund II Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,338
Columbia Small Cap Value Fund II Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	$ 1,143